--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE


                          PERSONAL STRATEGY
                          GROWTH FUND
                         --------------
                          MAY 31, 2001
                         --------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS                                    For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------

                                         Year
                                        Ended
                                      5/31/01        5/31/00       5/31/99       5/31/98       5/31/97
NET ASSET VALUE
Beginning of period                 $   19.57    $     19.02    $    18.05    $    15.20    $    13.69

Investment activities
   Net investment income (loss)          0.34*          0.33*         0.34*         0.29*         0.27*
   Net realized and
   unrealized gain (loss)                0.15           1.06          1.40          3.01          2.37
   Total from investment activities      0.49           1.39          1.74          3.30          2.64

Distributions
   Net investment income                (0.35)         (0.32)        (0.32)        (0.26)        (0.24)
   Net realized gain                    (1.08)         (0.52)        (0.45)        (0.19)        (0.89)
   Total distributions                  (1.43)         (0.84)        (0.77)        (0.45)        (1.13)

NET ASSET VALUE
End of period                       $   18.63    $     19.57    $    19.02    $    18.05    $    15.20
                                    ------------------------------------------------------------------

Ratios/Supplemental Data
Total return@                            2.46%*         7.49%*       10.01%*       22.02%*       19.89%*
Ratio of total expenses to
average net assets                       1.10%*         1.10%*        1.10%*        1.10%*        1.10%*
Ratio of net investment
income (loss) to average
net assets                               1.89%*         1.93%*        2.00%*        2.15%*        2.24%*
Portfolio turnover rate                  54.8%          42.6%         36.1%         33.3%         39.6%
Net assets, end of period
(in thousands)                      $ 302,848    $   270,663    $  213,631    $  147,347    $   67,552

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/02.

The accompanying notes are an integral part of these financial statements.


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--------------------------------------------------------------------------------
                                                                    May 31, 2001


------------------------
PORTFOLIO OF INVESTMENTS                             Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS 80.2%

FINANCIAL 15.4%

Bank and Trust 6.1%
ABN AMRO Holding (EUR)                                   12,000      $     229
Allianz (EUR)                                             1,684            470
Allied Irish Banks (EUR)                                 20,500            225
Australia & New Zealand Banking Group (AUD)              24,300            188
Australia & New Zealand Banking Group ADR                 3,600            140
Banca Popolare di Milano (EUR)                            8,200             34
Banco Bradesco ADR(S)                                    37,800            191
Banco de Bilbao Vizcaya Argentaria ADR(S)                41,700            573
Banco Santiago ADR                                       16,300            394
Bank of America                                          36,500          2,163
Bank of New York                                         16,900            923
Bank One                                                 24,640            976
Bankgesellschaft Berlin (EUR)                             8,100             65
Bayerische Hypo-und Vereinsbank (EUR)                     4,894            235
BBVA Banco Frances ADR(S)                                12,200            329
BNP Paribas (EUR)                                         3,220            279
Charter One Financial                                     2,783             84
Chittenden                                               12,000            372
Citizens Banking                                          9,800            243
Commonwealth Bank of Australia (AUD)                     22,000            348
DBS Group Holdings (SGD)                                 25,304            203
Deutsche Bank (EUR)                                       7,242            556
Downey Financial                                          9,500            410
Fifth Third Bancorp                                       7,800            459
First Bell Bancorp                                          400              6
First Mariner Bancorp *                                     600              4
FleetBoston Financial                                     1,900             79
Frankfort First Bancorp                                     600             10
Glacier Bancorp                                           4,831             91
Intesa BCI (EUR)                                        141,725            526
J.P. Morgan Chase                                        17,050            838
KBC Bankerzekeringsholding (EUR)                          4,400            158
Marshall & Ilsley                                           300             15
Mellon Financial                                         45,000          2,062


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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Overseas Chinese Banking (SGD)                           28,060       $    169
Royal Bank of Scotland Group (GBP)                       31,607            726
Societe Generale (EUR)                                    1,913            114
Southwest Bancorp *(S)                                    6,400            201
State Street                                             13,600            748
Sumitomo Mitsui Bank (JPY)                               56,000            476
Svenska Handelsbanken (SEK)                              21,500            299
UniCredito Italiano (EUR)                                75,900            335
Valley National Bancorp                                  10,120            273
Wells Fargo                                              15,300            720
WestAmerica                                               8,900            340
Yasuda Trust & Banking (JPY) *                          273,000            225
                                                                      --------
                                                                        18,504
                                                                      --------
Insurance 4.0%
ACE                                                      22,100            856
Aegon (EUR)                                               6,730            179
American General                                         18,600            841
American International Group                              7,093            575
AMP (AUD)                                                15,600            160
Brown and Brown                                          11,400            466
Harleysville Group                                        3,600             92
Hartford Financial Services Group                         5,700            386
Horace Mann Educators                                     5,200            110
Istituto Nazionale delle Assicurazioni (EUR) *           66,116            164
Loews                                                     3,500            242
London Pacific Group ADR                                  7,100             41
Markel *(S)                                                 800            157
Marsh & McLennan                                          8,300            871
PartnerRe Holdings                                        6,800            364
Progressive                                               3,000            393
Selective Insurance                                       2,400             60
St. Paul Companies                                       28,900          1,462
Sumitomo Marine & Fire Insurance (JPY)                   30,000            183
Swiss Re (CHF)                                              240            465
UnumProvident                                            60,600          1,964
W. R. Berkley                                             4,500            196
XL Capital (Class A)                                     23,300          1,852
                                                                      --------
                                                                        12,079
                                                                      --------


4
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Financial Services 5.3%
American Express                                         43,000      $   1,811
Assurances Generales de France (EUR)                      1,837            104
AXA (EUR)                                                 7,388            209
Banacci (MXN)                                           375,400            965
Capital One Financial                                     6,000            391
Charles Schwab                                            8,750            164
Citigroup                                                53,003          2,716
Credit Lyonnais (EUR)                                     3,191            110
Delta Financial *                                           400              0
Fannie Mae                                               37,000          3,050
Financial Federal *(S)                                    2,300             59
Franklin Resources                                        4,700            209
Freddie Mac                                              34,600          2,291
GIMV (EUR)                                                2,300             83
Goldman Sachs Group                                       2,700            257
HSBC Holdings (GBP)                                      98,024          1,220
ING Groep (EUR)                                           8,541            556
ITLA Capital *                                            4,250             72
Merrill Lynch                                             1,200             78
Morgan Stanley Dean Witter                                7,300            475
Pearson (GBP)                                             7,768            144
Providian Financial                                      12,800            727
Prudential (GBP)                                         23,803            270
                                                                      --------
                                                                        15,961
                                                                      --------
Total Financial                                                         46,544
                                                                      --------

UTILITIES 5.2%

Telephone 2.9%
AT&T                                                     29,874            632
BellSouth                                                14,000            577
KPN (EUR) *                                               7,739             72
Portugal Telecom (EUR)                                    5,500             43
Rural Cellular (Class A) *                                1,000             40
SBC Communications                                       26,500          1,141


5
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                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Sprint                                                   43,700     $      888
Sprint PCS *(S)                                          26,600            585
Swisscom (CHF)                                              467            114
Tele Danmark (DKK)                                          700             29
Telebras ADR                                              6,400            314
Telecom Corp. of New Zealand ADR                          5,100             91
Telecom Corp. of New Zealand (NZD)                       20,000             44
Telecom Italia (EUR)                                     39,040            373
Telecom Italia Mobile (EUR)                              74,800            436
Telefonica ADR                                           11,323            503
Telefonos de Mexico (Telmex) (Class L) ADR               20,700            714
Vodafone Group (GBP)                                     28,987             75
Vodafone Group ADR(S)                                    75,700          1,960
Western Wireless *                                        1,900             76
                                                                      --------
                                                                         8,707
                                                                      --------
Electric Utilities 2.0%
Cleco                                                    19,600            456
Duke Energy                                               2,900            133
E.On (EUR)                                                8,324            414
Electrobras ADR *                                        24,200            130
Empresa Nacional de Electricidad Chile ADR               25,924            315
Exelon                                                   21,325          1,446
FirstEnergy                                              20,237            620
GPU                                                       5,400            181
Hong Kong Electric Holdings (HKD)                        42,000            146
Iberdrola (EUR)                                          34,500            446
Powergen (GBP)                                           26,034            267
Scottish & Southern Energy (GBP)                         30,021            272
Sony (JPY)                                                7,000            540
TXU                                                      14,900            735
Unisource Energy                                          1,800             45
                                                                      --------
                                                                         6,146
                                                                      --------
Water Utilities 0.3%
Suez (EUR)                                               24,395            743
                                                                      --------
                                                                           743
                                                                      --------
Total Utilities                                                         15,596
                                                                      --------


6
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                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER NONDURABLES 16.0%

Cosmetics 0.8%
Chattem *(S)                                              3,000      $      30
Gillette                                                 23,300            674
International Flavors & Fragrances                       46,000          1,207
Kao (JPY)                                                11,000            287
L'Oreal (EUR)                                             5,470            354
                                                                      --------
                                                                         2,552
                                                                      --------
Beverages 1.2%
Allied Domecq (GBP)                                      35,071            216
Anheuser-Busch                                           26,700          1,175
Coca-Cola                                                15,200            720
Diageo ADR                                                5,719            251
Femsa UBD Units (Represents 1 Series B and
   4 Series D shares) (MXN)                              66,900            288
PepsiCo                                                  20,300            909
                                                                      --------
                                                                         3,559
                                                                      --------
Food Processing 1.7%
American Italian Pasta *(S)                               3,100            124
Campbell                                                 28,000            827
Carrefour (EUR)                                           4,357            238
Danisco (DKK)                                               600             21
Eridania Beghin-Say (EUR)                                   928             84
G.I.B. Group (EUR)                                        3,200            122
General Mills                                            29,020          1,229
International Multifoods                                 10,400            200
Nestle (CHF)                                                260            537
Ralston Purina                                           32,600          1,010
Sara Lee                                                 13,600            256
Seneca Foods (Class A) *                                  1,200             16
Unilever                                                  6,139            341
                                                                      --------
                                                                         5,005
                                                                      --------
Hospital Supplies/Hospital Management 1.4%
Abbott Laboratories                                       6,500            338
Airgas *                                                  8,800             91
Baxter                                                   22,200          1,096
Cephalon(S)                                               3,705            224


7
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Fresenius (EUR)                                             382      $      57
HCA-Healthcare                                            6,300            254
Hooper Holmes(S)                                         10,800            107
Lincare *                                                 5,400            314
Medtronic                                                 3,800            163
Mentor                                                    9,800            259
Molecular Devices *(S)                                      600             13
Pall                                                     43,000            993
Renal Care Group *                                        5,250            150
Steris *                                                  5,100             88
Terumo (JPY)                                             10,000            187
                                                                      --------
                                                                         4,334
                                                                      --------
Pharmaceuticals 5.9%
Allergan                                                  5,800            520
American Home Products                                   72,260          4,574
Amgen *                                                   5,800            385
Arena Pharmaceuticals *(S)                                  600             15
AstraZeneca Group (GBP)                                   9,299            439
AtheroGenics *(S)                                         1,100              6
Aurora Biosciences *                                      1,800             48
Chugai Pharmaceutical (JPY)                               6,000             97
Forest Laboratories *                                     1,300             96
Genentech *                                               6,000            300
GlaxoSmithKline (GBP)                                    25,293            686
GlaxoSmithKline                                          14,200            776
IDEC Pharmaceuticals *                                    4,900            302
Incyte Genomics *(S)                                      1,400             30
Johnson & Johnson                                        11,300          1,096
King Pharmaceuticals *                                    3,300            167
MedImmune *                                               9,900            394
Merck                                                     4,600            336
Novartis (CHF)                                           38,840          1,475
Noven Pharmaceuticals *                                     800             25
Novo Nordisk (DKK)                                          500             20
NPS Pharmaceuticals *(S)                                  2,300             73
OSI Pharmaceuticals *                                       200              9
Pfizer                                                   73,785          3,165
Pharmacia                                                21,959          1,066


8
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Regeneron Pharmaceuticals *                                 800      $      26
Schering-Plough                                          27,500          1,154
Shire Pharmaceuticals Group (GBP) *                      13,780            226
Syngenta (CHF) *                                            452             22
Takeda Chemical Industries (JPY)                          8,000            407
Triangle Pharmaceuticals *                                5,300             24
Trimeris *(S)                                             1,200             56
                                                                     -----------
                                                                        18,015
                                                                     -----------
Biotechnology 0.3%
Abgenix *(S)                                                900             36
Alkermes(S)                                               2,600             79
COR Therapeutics *(S)                                     1,900             66
Cubist Pharmaceuticals *(S)                               1,200             34
CV Therapeutics *(S)                                        200              9
Deltagen *                                                  400              4
EDEN Bioscience *(S)                                        300              6
Edwards Lifesciences *                                    5,000            116
Genaissance Pharmaceuticals *(S)                            400              5
Gilead Sciences *(S)                                        500             26
Inhale Therapeutic Systems *(S)                           5,400            151
Neose Technologies *(S)                                     200              6
Neurocrine Biosciences *                                  1,800             66
Serologicals *                                            4,200             96
ViroPharma *(S)                                           1,600             46
                                                                     -----------
                                                                           746
                                                                     -----------
Health Care Services 0.9%
AmeriPath *                                               6,200            158
Boron LePore & Associates *                                 600              8
Bruker Daltonics *(S)                                       100              2
CIGNA                                                     3,200            302
Laboratory Corp. of America                               1,200            168
Orthodontic Centers of America *(S)                       2,500             77
Packard BioScience *                                        700              5
UnitedHealth Group                                       21,200          1,219
Wellpoint Health Networks *                               5,700            495
Wilson Greatbatch Technologies *                          4,300            129
                                                                     -----------
                                                                         2,563
                                                                     -----------

9
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Miscellaneous Consumer Products 3.8%
Bridgestone (JPY)                                         6,000      $      64
Coach *                                                   1,000             35
Colgate-Palmolive                                        24,100          1,365
Cone Mills *                                              3,400              5
Culp                                                      2,300              8
Dan River *                                               7,300             22
Electrolux (Class B) (SEK)                                7,600            112
Energizer *                                              10,833            250
Harcourt General                                         20,000          1,160
J. Sainsbury (GBP)                                       79,819            492
Lion Nathan (AUD)                                        71,500            152
Mattel                                                   56,000            997
Newell Rubbermaid                                        18,700            473
Nintendo (JPY)                                            1,200            232
Philip Morris                                            68,250          3,509
Philips Electronics ADR                                  10,337            286
Pioneer Electronic (JPY)                                 18,000            542
Polymer Group                                             3,800             11
QuikSilver *(S)                                           3,700             92
Reebok International *                                    2,300             66
Sola *                                                    9,500            134
Stride Rite                                              13,400            108
Unifi *                                                   5,800             45
UST                                                      35,200          1,026
Wacoal (JPY)                                             17,000            166
Yue Yuen Industrial (HKD)                               111,000            198
                                                                     -----------
                                                                        11,550
                                                                     -----------
Total Consumer Nondurables                                              48,324
                                                                     -----------

CONSUMER SERVICES 8.2%

Restaurants 0.2%
Applebee's                                                3,300            131
BUCA *                                                    6,300            138
PJ America *                                              1,700             13
Ruby Tuesday                                              8,800            150
Uno Restaurant *                                          4,800             45
                                                                     -----------
                                                                           477
                                                                     -----------


10
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                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

General Merchandisers 0.8%
Bon-Ton Stores *                                          6,800      $      21
Casey's General Stores                                   17,600            189
Columbia Sportswear *                                     3,100            218
Neiman Marcus *                                           6,900            229
Target                                                   12,200            461
Tesco (GBP)                                              47,661            168
Wal-Mart                                                 15,900            823
Wal-Mart de Mexico (MXN)                                116,200            309
                                                                     -----------
                                                                         2,418
                                                                     -----------
Specialty Merchandisers 2.5%
Adidas-Salomon (EUR)                                      1,024             61
Albertson's                                              32,700            938
Christian Dior (EUR)                                      4,937            195
CVS                                                      10,612            583
Home Depot                                               14,550            717
Kroger *                                                 28,000            698
Netegrity *(S)                                            1,800             61
Nordstrom(S)                                             37,300            691
O' Charley's *                                           10,400            182
Omron (JPY)                                               6,000            106
Safeway *                                                19,100            967
Toys "R" Us *                                            55,300          1,532
Tupperware                                               37,300            853
Urban Outfitters *                                        3,800             60
Wild Oats Markets *(S)                                    3,100             26
                                                                     -----------
                                                                         7,670
                                                                     -----------
Entertainment and Leisure 1.1%
Disney                                                   56,000          1,771
Houghton Mifflin                                          4,600            251
Hutchison Whampoa (HKD)                                  83,200            904
MGM Grand *(S)                                            5,000            157
Papa John's International *(S)                            2,100             53
Sonic *(S)                                                2,950             74
                                                                     -----------
                                                                         3,210
                                                                     -----------
Media and Communications 3.4%
America Movil ADR (Series L)                             21,100            430
American Tower Systems (Class A) *(S)                       100              2


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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

AOL Time Warner * *                                      35,300      $   1,844
Asatsu (JPY)                                              3,300             77
AT&T Liberty Media (Class A) *                           17,500            295
Citadel Communications *                                  4,900            125
Classic Communications (Class A) *                        2,700              1
Clear Channel Communications *                           14,278            871
Comcast (Class A Special) *                              10,700            439
Crown Castle International                                9,600            159
Elsevier (EUR)                                            7,840             96
Emmis Broadcasting (Class A)                              5,100            158
Entercom Communications(S)                                2,200            108
Fox Entertainment Group (Class A) *                       8,200            214
McGraw-Hill                                               5,600            359
Mediaset (EUR)                                           19,600            184
News Corporation ADR                                      7,100            254
Pegasus Communications(S)                                 2,300             49
Publishing & Broadcasting (AUD)                          32,000            148
R.R. Donnelley                                           79,700          2,415
Sinclair Broadcast Group (Class A)(S)                    12,200            109
THOMSON Multimedia (EUR) *                                1,623             64
TMP Worldwide *(S)                                        6,300            367
Viacom (Class B) *                                       26,588          1,533
Young Broadcasting (Class A) *                            3,700            142
                                                                     -----------
                                                                        10,443
                                                                     -----------
Printing and Publishing 0.2%
Reed International (GBP)                                 69,070            598
                                                                     -----------
                                                                           598
                                                                     -----------
Total Consumer Services                                                 24,816
                                                                     -----------

CONSUMER CYCLICALS 3.8%

Automobiles and Related 0.6%
A.O. Smith (Class B)                                     10,750            181
Cycle & Carriage (SGD)                                   10,000             17
DaimlerChrysler (EUR)                                     4,309            197
Fiat (EUR)                                                2,600             59
Honda Motor (JPY)                                         4,000            168
Honda Motor ADR                                           1,000             84

12
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                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Isuzu Motors (JPY) *                                     37,000      $      84
Keystone Automotive *                                     4,600             47
Littelfuse *(S)                                           9,100            255
NSK (JPY)                                                23,000            117
PSA Peugeot Citroen (EUR)                                   280             77
Renault (EUR)                                             1,365             64
Strattec Security *                                       1,900             65
Volkswagen (EUR)                                          7,936            386
Volvo (SEK)                                               1,800             28
                                                                     -----------
                                                                         1,829
                                                                     -----------
Building and Real Estate 2.5%
Accor (EUR)                                               1,703             69
Apartment Investment & Management, REIT                   2,000             92
Arden Realty, REIT                                        6,500            160
CapitaLand (SGD)                                         24,000             30
Cemex Participating Certificates (Represents 2
   Series A and 1 Series B shares) (MXN)                 57,824            305
Cheung Kong Holdings (HKD)                               48,000            525
City Developments (SGD)                                  19,000             70
EastGroup Properties, REIT                                8,400            182
Federal Realty Investment Trust, REIT                    47,900            999
Gables Residential Trust, REIT                            6,300            178
Glenborough Realty Trust, REIT                            7,400            137
JP Realty, REIT                                           8,700            186
Lasalle Hotel Properties                                  4,500             76
Parkway Properties, REIT                                  6,100            190
Reckson Associates Realty (Class B), REIT(S)              2,592             60
Reckson Associates Realty, REIT(S)                       46,700          1,013
RMC (GBP)                                                23,616            241
Simco (EUR)                                                 833             55
Simon Property Group, REIT                               38,840          1,053
Singapore Land (SGD)                                     39,000             75
Starwood Hotels & Resorts Worldwide                      37,300          1,411
Washington, REIT                                          5,300            123
Westfield Trust (AUD)                                   113,300            181
Woodhead Industries                                       7,000            119
                                                                     -----------
                                                                         7,530
                                                                     -----------

13
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Miscellaneous Consumer Durables 0.7%
CompX                                                     3,800      $      47
Eastman Kodak                                            32,700          1,548
Harman International                                     12,100            429
Intranet Solutions *(S)                                   2,100             76
                                                                     -----------
                                                                         2,100
                                                                     -----------
Total Consumer Cyclicals                                                11,459
                                                                     -----------

TECHNOLOGY 5.4%

Electronic Components 1.3%
Altera *                                                  9,400            226
American Superconductor *(S)                              1,800             47
Analog Devices *                                         10,800            481
Analogic                                                  4,500            208
Artesyn Technologies *                                    6,400             87
ASM Lithography Holdings (EUR) *                          2,728             63
ATMI *(S)                                                 4,900            128
Benchmark Electronics *(S)                                4,800            110
Brocade Communications Systems *                          3,200            125
EMC *                                                    12,700            401
Epcos (EUR)                                               1,571             96
Exar *                                                    3,900             90
Intel                                                     9,100            246
Jabil Circuit *(S)                                        4,300            126
Kyocera (JPY)                                             2,000            187
LSI Logic *                                               1,000             18
Maxim Integrated Products                                 7,600            388
McDATA *                                                  2,812             71
Methode Electronics (Class A)                             7,300             55
MKS Instruments *                                         6,200            166
QLogic *                                                  1,000             51
QuickLogic *                                              2,300             12
Sez Holding (CHF)                                            93             54
SIPEX *(S)                                                3,900             43
Texas Instruments                                         4,200            143
Xilinx *                                                  6,800            280
                                                                     -----------
                                                                         3,902
                                                                     -----------

14
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Electronic Systems 0.9%
Applied Materials *                                       8,000       $    399
Applied Micro Circuits *                                  3,500             63
Armor Holdings *                                         12,000            151
Black Box *(S)                                            3,700            214
Dell Computer *                                          12,100            295
Flextronics International *                              27,400            692
KLA-Tencor *                                              4,000            207
Lifeline Systems *                                        3,900             72
Lo-Jack *                                                 5,500             32
Waters Corporation *                                     13,900            691
                                                                     -----------
                                                                         2,816
                                                                     -----------
Information Processing 0.2%
F. Y. I. *                                                5,500            236
Hitachi (JPY)                                            18,000            185
Hitachi ADR                                               2,500            262
IBM                                                         200             22
                                                                     -----------
                                                                           705
                                                                     -----------
Office Automation 0.1%
Technitrol                                                6,200            155
                                                                     -----------
                                                                           155
                                                                     -----------
Specialized Computer 0.1%
Activision *                                              1,600             55
Sun Microsystems *                                        4,100             68
Symbol Technologies(S)                                    5,350            137
Virata *                                                  1,000             10
                                                                     -----------
                                                                           270
                                                                     -----------
Aerospace and Defense 0.2%
DONCASTERS ADR *                                          1,500             41
Harsco                                                    6,600            180
United Technologies                                       2,900            242
Woodward Governor                                         2,000            151
                                                                     -----------
                                                                           614
                                                                     -----------
Telecommunications 2.4%
AirGate PCS *                                             1,200             52
Airnet Communications *(S)                                  300              1
Alcatel (EUR)                                            14,822            375

15
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Avaya *                                                     450       $      7
China Mobile (Hong Kong) ADR *(S)                         4,200            102
CIENA *                                                   5,000            271
Cisco Systems *                                          42,600            821
Colt Telecom Group (GBP) *                                5,962             62
Corning                                                  35,200            666
Deutsche Telekom (EUR)                                   24,647            513
Ditech Communications *(S)                                1,600             13
Draka Holdings (EUR)                                      1,434             79
eircom (EUR)                                             15,800             16
France Telecom (EUR)                                      2,878            158
France Telecom ADR                                        3,600            200
Harmonic *                                                4,300             37
JDS Uniphase *                                            8,560            143
Kingston Commerce Hull (GBP)                             49,091             85
KPNQwest (EUR)                                            1,897             21
LM Ericsson (Class B) ADR                                59,900            383
Lucent Technologies                                      39,000            307
Nokia ADR                                                50,100          1,465
NTT DoCoMo (JPY)                                             31            595
Pacific Century CyberWorks ADR(S)                         7,186             24
PECO II *                                                 2,600             29
QUALCOMM *                                                3,800            231
Singapore Telecommunications (SGD)                      125,000            116
Sonera (EUR)                                              7,100             61
Stratos Lightwave *                                      11,032            126
Tekelec *(S)                                              2,900             97
Tellabs *                                                 1,100             37
Telstra (AUD)                                            52,600            171
United Pan-Europe Communications (EUR) *                  8,676             42
VYYO *(S)                                                 1,200              2
West Corporation *                                        2,600             73
                                                                     -----------
                                                                         7,381
                                                                     -----------
E-Commerce 0.2%
VeriSign *(S)                                             9,200            520
                                                                     -----------
                                                                           520
                                                                     -----------
Total Technology                                                        16,363
                                                                     -----------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

EDUCATION 0.0%

Education 0.0%
ITT Educational Services *(S)                               100      $       4
Societe BIC (EUR)                                         2,029             72
                                                                     ---------
Total Education                                                             76
                                                                     ---------
CAPITAL EQUIPMENT 2.3%

Electrical Equipment 1.8%
ABB (CHF)                                                14,748            265
Bang & Olufsen (Class B) (DKK)                            3,400            105
Canon (JPY)                                              11,000            436
GE                                                       53,700          2,631
Getronics (EUR)                                           4,316             21
hi/fn *                                                   1,300             24
LSI Industries                                            4,100            108
Matsushita Electric Industrial (JPY)                     36,000            660
Mitsubishi Electric (JPY)                                96,000            539
Tyco International                                       13,198            758
                                                                     ---------
                                                                         5,547
                                                                     ---------
Machinery 0.5%
Actuant *                                                 3,040             45
Alstom (EUR)                                              3,000             87
Brooks Automation *(S)                                    2,700            133
Danaher                                                   5,200            327
Deere                                                    19,300            721
GKN (GBP)                                                 7,583             80
IDEX                                                        900             29
Newport(S)                                                  900             29
NN Ball & Roller                                          4,500             46
Saurer (CHF) *                                              162             67
                                                                     ---------
                                                                         1,564
                                                                     ---------
Total Capital Equipment                                                  7,111
                                                                     ---------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

BUSINESS SERVICES AND
TRANSPORTATION 6.4%

Computer Service and Software 2.2%
724 Solutions *(S)                                          100      $       1
Actuate *                                                 2,200             27
Adobe Systems                                             5,400            215
Analysts International                                    4,400             24
Automatic Data Processing                                11,100            596
Autonomy (GBP) *                                          5,581             36
BISYS Group *(S)                                          5,000            256
Cambridge Technology Partners *                           2,700              8
Check Point Software Technologies *(S)                    3,750            202
Concord Communications *(S)                               1,900             13
Digital Impact *(S)                                       5,400              9
Eidos (GBP) *                                            18,659             74
Electronic Arts *                                           700             41
First Data                                               19,670          1,291
Genomica *                                                  200              1
Igate Capital *                                           5,300             10
ITOCHU (JPY)                                                200             23
Jack Henry & Associates                                     700             20
Juniper Networks *                                        2,900            123
Keynote Systems *(S)                                      3,000             31
Microsoft *                                              25,500          1,763
net.Genesis *                                             2,800              3
NetIQ *(S)                                                3,964             96
Oracle *                                                 14,700            225
Packeteer *(S)                                            5,400             40
Peregrine Systems *                                         800             22
Pixelworks *(S)                                           3,800             96
Progress Software *                                      13,600            220
Quest Software *(S)                                         700             22
Register.com *(S)                                           700              5
SAP (EUR)                                                 1,606            225
Siebel Systems *                                          6,100            277
Sonicwall *(S)                                            1,100             18

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

SPSS *(S)                                                 2,800       $     42
SunGard Data Systems *                                      400             24
Telecommunication Systems *                                 200              1
USinternetworking *(S)                                   15,300             20
VERITAS Software *                                        5,525            364
Verity *                                                  2,000             31
Zebra Technologies (Class A) *                            1,800             81
                                                                      --------
                                                                         6,576
                                                                      --------
Distribution Services 0.3%
Cardinal Health                                           3,350            241
Compass Group (GBP)                                      18,264            135
MSC *                                                     4,100             69
Primesource                                               1,500              6
SCP Pool *                                                8,400            286
SunSource                                                 2,200             11
TNT Post Group (EUR)                                      3,494             78
United Stationers *                                       4,700            134
Watsco (Class A)                                          6,100             85
                                                                      --------
                                                                         1,045
                                                                      --------
Environmental 0.0%
CUNO *                                                    4,300            122
IT Group                                                  6,100             38
Waterlink *                                               4,700              1
                                                                      --------
                                                                           161
                                                                      --------
Transportation Services 0.4%
Bergesen (NOK)                                            8,600            182
C.H. Robinson Worldwide                                   2,900             87
Comfort Systems USA *                                     5,500             20
EGL *                                                     2,550             51
Expeditors International of Washington                    3,700            238
Forward Air *                                             3,300            101
Heartland Express *                                         900             25
Hub Group (Class A) *                                     1,000             13
International Shipholding                                   400              3
Seacor Smit *                                             4,800            229
UTI Worldwide(S)                                          6,600            120
                                                                      --------
                                                                         1,069
                                                                      --------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Miscellaneous Business Services 2.7%
AnswerThink *                                             2,500      $      17
Cendant                                                   2,500             48
Concord EFS *(S)                                          9,400            477
Corio (EUR)                                               4,318             94
Electro Rent *                                            6,400            102
Exodus Communications *(S)                                1,000              8
G&K Services                                              4,500            116
Global Payments                                           2,900             76
Guardian IT (GBP)                                         8,479             96
H&R Block                                                36,900          2,201
Herman Miller                                             2,000             54
Insituform Technologies (Class A) *(S)                    7,000            256
Iron Mountain *                                           7,300            300
Ivex Packaging *                                          7,900            122
kforce.com *(S)                                           1,898             12
Logica (GBP)                                              6,149             77
Maximus *(S)                                              7,200            265
McGrath RentCorp                                          2,700             74
MPW Industrial Services Group *                           5,700              8
New England Business Service                              8,500            148
Omnicom                                                   5,800            540
Strayer Education(S)                                      3,400            152
Syngenta *(S)                                             1,366             14
Tetra Tech *(S)                                           9,212            264
Vedior (EUR)                                              7,100             90
Waste Management                                         86,643          2,424
                                                                     ---------
                                                                         8,035
                                                                     ---------
Airlines 0.1%
Midwest Express Holdings *                                4,600             79
Singapore Airlines (SGD)                                 33,000            233
                                                                     ---------
                                                                           312
                                                                     ---------
Railroads 0.7%
Norfolk Southern                                         86,500          1,918
Railtrack Group (GBP)                                    17,657            106
                                                                     ---------
                                                                         2,024
                                                                     ---------
Total Business Services and Transportation                              19,222
                                                                     ---------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

ENERGY 8.4%

Energy Services 1.6%
Atwood Oceanics *                                         3,500      $     150
Baker Hughes                                             67,000          2,640
BJ Services *                                             4,300            322
Coflexip (EUR)                                              494             71
Cooper Cameron *                                            900             62
Grant Prideco *                                             700             16
Hydril *                                                  2,400             71
Johnson Electric Holdings (HKD)                         433,000            744
Kansai Electric Power (JPY)                              14,000            244
Smith International *                                     1,000             78
Tokyo Electric Power (JPY)                                8,200            210
Transocean Sedco Forex                                    3,600            192
Weatherford International(S)                              1,100             62
                                                                     ---------
                                                                         4,862
                                                                     ---------
Exploration and Production 1.1%
Barrett Resources *                                       4,400            314
Chieftain International *(S)                              5,300            169
Forest Oil *                                              5,500            187
Key Energy Services *                                    10,800            148
National Oilwell *                                        2,900            100
Noble Affiliates                                          6,300            262
Santos (AUD)                                             40,600            136
Unocal                                                   47,100          1,820
XTO Energy                                                9,900            292
                                                                     ---------
                                                                         3,428
                                                                     ---------
Integrated Petroleum - Domestic 1.1%
Amerada Hess                                              4,500            385
Conoco (Class B)                                         18,565            579
USX-Marathon                                             68,800          2,226
                                                                     ---------
                                                                         3,190
                                                                     ---------
Integrated Petroleum - International 4.5%
BP                                                       70,694          3,774
Chevron                                                  11,600          1,114
ENI (EUR)                                                22,500            145
ENI SPA ADR(S)                                            4,700            304

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Exxon Mobil                                              44,802      $   3,976
Petroleo Brasileiro (Petrobras) ADR                      21,000            531
Repsol ADR(S)                                             8,300            150
Royal Dutch Petroleum ADR                                23,300          1,421
Shell Transport & Trading (GBP)                          55,900            484
Shell Transport & Trading ADR                             6,700            351
Texaco                                                    9,100            650
TotalFinaElf (EUR)                                        3,633            528
TotalFinaElf ADR                                          3,348            247
                                                                     ---------
                                                                        13,675
                                                                     ---------
Gas Transmission 0.1%
El Paso                                                   4,800            292
                                                                     ---------
                                                                           292
                                                                     ---------
Total Energy                                                            25,447
                                                                     ---------

PROCESS INDUSTRIES 3.4%

Diversified Chemicals 0.8%
Arch Chemicals                                            8,000            174
Cabot Microelectronics *                                  2,300            148
Dow Chemical                                             31,700          1,135
DuPont                                                    6,561            304
Hercules                                                 48,500            648
Rhodia (EUR)                                              9,184            108
                                                                     ---------
                                                                         2,517
                                                                     ---------
Specialty Chemicals 1.4%
3M                                                       13,200          1,565
BASF (EUR)                                               12,487            502
Great Lakes Chemical(S)                                  23,940            820
Hoechst (EUR)                                             2,788            113
Imperial Chemical (GBP)                                  14,000             89
Imperial Chemical ADR(S)                                  2,300             59
MacDermid                                                   900             15
Mitsubishi (JPY)                                         72,000            572
Norsk Hydro (NOK)                                         5,200            217
Sumitomo Chemicals (JPY)                                 42,000            209
                                                                     ---------
                                                                         4,161
                                                                     ---------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Paper and Paper Products 0.5%
Buckeye Technologies *                                    7,000      $      86
Jefferson Smurfit (EUR) *                                   368              1
Kimberly-Clark                                           20,200          1,221
Kimberly-Clark de Mexico (Class A) (MXN)                102,800            282
Smurfit-Stone Container                                   1,400             21
                                                                     ---------
                                                                         1,611
                                                                     ---------
Forest Products 0.5%
Georgia-Pacific                                          16,303            578
Weyerhaeuser                                             18,700          1,070
                                                                     ---------
                                                                         1,648
                                                                     ---------
Building and Construction 0.2%
Dal-Tile *                                                8,200            131
Eiffage (EUR)                                               693             46
Lafarge (EUR)                                               784             73
Layne Christensen *                                       3,500             29
Pilkington (GBP)                                         76,052            125
Simpson Manufacturing *                                   2,000             94
Trex *(S)                                                   300              9
U.S. Aggregates                                           4,700              5
                                                                     ---------
                                                                           512
                                                                     ---------
Total Process Industries                                                10,449
                                                                     ---------

BASIC MATERIALS 1.5%

Metals 1.3%
Alcoa                                                    43,864          1,893
Gibraltar Steel                                           1,800             34
Material Sciences *                                       7,800             63
Matthews International (Class A)                          9,400            329
Pechiney (EUR)                                            1,544             83
Phelps Dodge                                             32,700          1,478
                                                                     ---------
                                                                         3,880
                                                                     ---------
Mining 0.2%
Lihir Gold *                                            102,240             42
Newmont Mining                                            2,772             57
Rio Tinto (AUD)                                          24,100            444
Union Miniere (EUR)                                       4,600            189
                                                                     ---------
                                                                           732
                                                                     ---------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                     20,250      $       6
                                                                     ---------
                                                                             6
                                                                     ---------
Total Basic Materials                                                    4,618
                                                                     ---------

MISCELLANEOUS 0.0%

Conglomerates 0.0%
Orkla (NOK)                                               2,485             44
                                                                     ---------
                                                                            44
                                                                     ---------
Miscellaneous 0.0%
Global Power                                                200              7
Equipment Group *
Qiagen (EUR) *                                            1,118             27
Teleplan International (EUR) *                              749             18
TravelCenters of America +                                  225              3
                                                                     ---------
                                                                            55
                                                                     ---------
Total Miscellaneous                                                         99
                                                                     ---------

FOREIGN 4.2%

Europe 2.0%
AVA (EUR)                                                 1,051             35
Aventis (EUR)                                            10,185            755
Bank of Scotland (GBP)                                  108,889          1,235
BNL (EUR)                                                17,600             57
Bollore Investissements (EUR)                             1,036             46
Brembo (EUR)                                              6,400             55
Cap Gemini (EUR)                                          1,307            150
Cookson Group (GBP)                                      49,703            115
Credit Suisse Group (CHF)                                 3,600            651
CSM (EUR)                                                 5,371            111
DBV- Winterthur Holding (EUR)                             3,188            108
Den Norske Bank (NOK)                                    11,800             50
Deutz (EUR) *                                            20,400             47
Direkt Anlage Bank (EUR) *                                3,270             61
Elior (EUR)                                               6,629             78
EM.TV (EUR) *                                             1,200              4
EMAP (GBP)                                               18,021            213
EMI (GBP)                                                23,972            150

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Enterprise Oil (GBP)                                     15,093      $     134
Fortis (EUR)                                              6,300            149
Granada Compass (GBP)                                    18,264             44
Heineken (EUR)                                            2,861            114
Ifil (EUR)                                                3,600             23
International Media (EUR) *                               1,227             32
Metro (EUR)                                               1,331             51
Muenchener Rueckversicherungs-Gesellschaft (EUR)            921            252
MVV Energie (EUR)                                         2,637             36
Nordic Baltic Holding (SEK)                              54,841            305
Novozymes (DKK)                                             100              2
OMV (ATS)                                                   200             20
Pace Micro Technology (GBP)                               8,411             58
Prosegur Seguridad (EUR)                                 12,000            155
Publicis Groupe (EUR)                                     4,546            143
Radiometer (DKK)                                          1,900             46
Remy Cointreau (EUR)                                      2,945             92
Sandvik (SEK)                                             3,600             76
Seat Pagine Gialle (EUR) *                                2,186              2
Securitas (Class B) (SEK)                                 5,500             99
SGL Carbon (EUR) *                                          800             31
Sodexho Alliance (EUR)                                    1,460             61
Svenska Cellulosa (SEK)                                   7,200            157
Swatch Group (CHF) *                                        325             76
Thiel Logistik (EUR)                                      1,484             29
Tullow Oil (GBP) *                                          228              0
Zodiac (EUR)                                                167             41
                                                                     ---------
                                                                         6,149
                                                                     ---------
Far East 1.7%
Advantest (JPY)                                           1,700            176
Citizen Watch (JPY)                                      29,000            188
Cosmo Oil (JPY)                                          41,000            115
Daito Trust Construction (JPY)                            4,100             81
Disco (JPY)                                               1,000             70
Enix (JPY)                                                6,400            169
Fujikura (JPY)                                           80,000            619
Glory (JPY)                                               4,000             66
Goldcrest (JPY)                                           1,000             87

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Mizuho Holdings (JPY)                                            145    $    738
Mochida Pharmaceutical (JPY)                                   8,000          87
MYCAL (JPY)                                                   33,000          44
Nippon Electric Glass (JPY)                                    4,000          59
Nippon Yusen (JPY)                                            35,000         143
Nissan Motor (JPY)                                            60,000         407
Oji Paper (JPY)                                               33,000         181
Sekisui Chemical (JPY)                                        25,000          97
Singapore Press Holdings (SGD)                                12,000         129
Sumitomo Trust and Banking (JPY)                              40,000         259
Takashimaya (JPY)                                             19,000         134
Teijin (JPY)                                                  65,000         391
Tokyo Seimitsu (JPY)                                           2,000         133
Yakult Honsha (JPY)                                           29,000         339
Yamada Denki (JPY)                                             1,000          89
Yamaguchi Bank (JPY)                                          18,000         118
Yokogawa Electric (JPY)                                        7,000          70
                                                                       ---------
                                                                           4,989
                                                                       ---------
Other Foreign 0.5%
Bouygues (EUR)                                                 4,517         166
San Paolo IMI (EUR)                                            1,126          15
Siemens (EUR)                                                  9,089         651
Unibanco GDR                                                   9,100         233
ValiCert *                                                     2,100           5
Woolworths (AUD)                                              95,400         464
                                                                       ---------
                                                                           1,534
                                                                       ---------
Total Foreign                                                             12,672
                                                                       ---------
Other Miscellaneous Common Stock                                             109
                                                                       ---------
Total Common Stocks (Cost $ 215,645)                                     242,905
                                                                       ---------

CORPORATE BONDS 8.2%

Adelphia Communications, Sr. Notes, 9.375%, 11/15/09        $125,000         124
Adelphia Communications, Sr. Notes, 10.875%, 10/1/10          25,000          26
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07             100,000         103
AGCO, Sr. Notes, (144a), 9.50%, 5/1/08 +                      50,000          48
Agrosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                 75,000          81
AIG SunAmerica Global Financing, (144a), 7.60%, 6/15/05 +    400,000         427

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands

Alaska Communications Systems Group, Sr. Sub. Notes
   9.375%, 5/15/09                                          $ 100,000   $     80
Alliant Techsystems, Sr. Sub. Notes, (144a), 8.50%,
   5/15/11 +                                                   75,000         76
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                   100,000         67
American Builders & Contractors Supply, Sr. Sub. Notes
   10.625%, 5/15/07                                           100,000         93
American Cellular, Sr. Sub. Notes, (144a), 9.50%,
   10/15/09 +                                                 100,000         98
American Electric Power, Sr. Notes, 6.125%, 5/15/06           120,000        118
American Standard, Sr. Notes, 7.625%, 2/15/10                  50,000         50
American Standard, Sr. Notes, 9.25%, 12/1/16                   20,000         20
Amerigas, Sr. Notes, 10.125%, 4/15/07                          50,000         52
Ameristar Casinos, Sr. Sub. Notes, (144a), 10.75%,
   2/15/09 +                                                  175,000        181
Amkor Technology, Sr. Notes, (144a), 9.25%, 2/15/08 +         100,000         95
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                        50,000         49
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                   130,000        131
Asat Finance, Sr. Notes, 12.50%, 11/1/06                       65,000         67
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08           100,000         98
AT&T Liberty Media, Sr. Notes, 6.00%, 3/15/09                 250,000        234
Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                    100,000        113
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                      50,000         42
Bally Total Fitness Holdings, Sr. Sub. Notes
   9.875%, 10/15/07                                           200,000        199
Bank of America, Sr. Sub. Notes, 7.40%, 1/15/11               250,000        259
Barclays, Sr. Sub Notes, 7.40%, 12/15/09                      165,000        172
Bethlehem Steel, 10.375%, 9/1/03                               50,000         30
Briggs & Stratton, Sr. Notes, (144a), 8.875%, 3/15/11 +       100,000        100
British Telecommunications, Sr. Notes, 8.125%, 12/15/10       220,000        232
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                          75,000         65
Capital One Financial, Sr. Notes, 8.25%, 6/15/05              250,000        259
Centerpoint Properties, MTN, 7.90%, 1/15/03                   250,000        258
Chancellor Media
   8.00%, 11/1/08                                              75,000         77
   8.125%, 12/15/07                                            25,000         26
Charter Communications, Sr. Notes
   (144a), 10.00%, 5/15/11 +                                  100,000        102
   11.125%, 1/15/11                                           100,000        107
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                    50,000         40
Citigroup, Sr. Notes, 6.75%, 12/1/05                          410,000        424

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                  Shares/Par      Value
----------------------------------------------------------------------------------------
                                                                           In thousands

CMS Energy, Sr. Notes, 9.875%, 10/15/07                             $100,000   $    106
Coinmach, Sr. Notes, 11.75%, 11/15/05                                 50,000         52
Comcast, Sr. Notes, 6.75%, 1/30/11                                   225,000        221
Comstock Resources, Sr. Notes, 11.25%, 5/1/07                         75,000         80
Container Corp. of America, Sr. Notes, 10.75%, 5/1/02                 25,000         26
Cott, Sr. Notes
   8.50%, 5/1/07                                                      50,000         50
   9.375%, 7/1/05                                                     50,000         50
Countrywide Funding, MTN, 5.25%, 5/22/03                             175,000        176
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08                  100,000        103
Cross Timbers Oil, Sr. Sub Notes, 8.75%, 11/1/09                     100,000        105
CSC Holdings, Sr. Notes, 7.875%, 12/15/07                            100,000        101
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                         100,000         82
Delhaize America, Sr. Notes, (144a), 8.125%, 4/15/11 +                85,000         88
Delta Mills, Sr. Notes, 9.625%, 9/1/07                                50,000         39
Dime Bancorp, Sr. Notes, 7.00%, 7/25/01                              250,000        250
Dobson Communications, Sr. Notes, 10.875%, 7/1/10                    100,000        102
Dow Chemical, Sr. Notes, 6.125%, 2/1/11                              250,000        243
DTE Energy, Sr. Notes, 6.45%, 6/1/06                                 190,000        190
Dyersburg, Sr. Sub Notes, 9.75%, 9/1/07 *                             50,000          2
Dyncorp, Sr. Sub Notes, 9.50%, 3/1/07                                 25,000         24
El Paso Energy Partners, Sr. Sub. Note, (144a), 8.50%, 6/1/11 +       75,000         76
Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11 +                150,000        152
Exodus Communications, Sr. Notes, 10.75%, 12/15/09                   150,000         96
Fairchild Semiconductor, Sr. Sub. Notes, (144a), 10.50%, 2/1/09 +    100,000        100
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15                         325,000        245
Federated Department Stores, Sr. Notes, 7.00%, 2/15/28               150,000        138
First Union, Sr. Notes, 7.55%, 8/18/05                               400,000        424
Flextronics International, Sr. Sub. Notes, 9.875%, 7/1/10            100,000        103
Ford Motor, Sr. Notes, 7.375%, 10/28/09                              600,000        614
Four M, Sr. Notes, 12.00%, 6/1/06                                     75,000         73
Fresenius, Sr. Notes, 7.875%, 2/1/08(S)                              100,000         98
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                             25,000         27
Frontiervision Holdings, Sr. Notes, Zero Coupon, 9/15/07              50,000         52
Geophysique, Sr. Notes, (144a), 10.625%, 11/15/07 +                   75,000         80
Georgia-Pacific, Sr. Notes, 7.50%, 5/15/06                           115,000        116
Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07               50,000         43
Golden Sky Systems, Sr. Sub. Notes, 12.375%, 8/1/06                  100,000         99

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands

Golden State Holdings, Sr. Notes, 7.125%, 8/1/05             $100,000   $     97
Goldman Sachs Group, Sr. Notes, 6.875%, 1/15/11               500,000        498
Harrah's Entertainment, Sr. Sub Notes, 7.875%, 12/15/05       200,000        202
Hartford Life, Sr. Notes, 6.90%, 6/15/04                      250,000        258
Hawk, Sr. Notes, 10.25%, 12/1/03                              150,000        145
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +               75,000         76
Hexcel, 9.75%, 1/15/09(S)                                      50,000         50
HMH Properties, Sr. Notes, 7.875%, 8/1/08                      50,000         49
Hollinger International, Sr. Sub. Notes, 9.25%, 3/15/07       200,000        205
Household Finance, Sr. Notes, 6.50%, 1/24/06                  250,000        253
Hutchison Whampoa, Sr. Notes, (144a), 7.00%, 2/16/11 +        140,000        139
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10 +         200,000        215
International Game Technology, Sr. Notes, 8.375%, 5/15/09     200,000        206
International Wire, Sr. Notes, 11.75%, 6/1/05                 100,000        101
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                   50,000         39
Isle of Capris Casinos, Sr. Sub. Notes, 8.75%, 4/15/09         75,000         69
Jack in the Box, Sr. Notes, 9.75%, 11/1/03                    100,000        102
Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06 *              75,000          0
John Q Hammons Hotels, 1st Mortgage Note, 9.75%, 10/1/05       50,000         50
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                       100,000        101
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                      100,000         97
KPN, 8.00%, 10/1/10                                           185,000        180
L-3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07            50,000         53
Lear, Sr. Notes, 7.96%, 5/15/05                               100,000        102
Lehman Brothers, Sr. Notes, 7.875%, 8/15/10                   250,000        263
Lennar, Sr. Notes, 9.95%, 5/1/10                               75,000         83
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09          200,000        221
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                      50,000         43
Lyondell Chemical, Sr. Sub. Notes, 10.875%, 5/1/09             75,000         78
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                          75,000         70
MBNA, 7.75%, 9/15/05(S)                                       250,000        257
McCormick, Sr. Notes, 6.40%, 2/1/06                           200,000        200
Meritage, Sr. Notes, (144a), 9.75%, 6/1/11 +                   50,000         51
Metronet Communications, Sr. Disc. Notes
    STEP, 0%, 6/15/08                                         250,000        207
Morgan Stanley Group, Sr. Notes, 6.10%, 4/15/06               300,000        300
Nextel Communications (Class A), Sr. Disc. Notes
    STEP, 0%, 10/31/07                                        275,000        186

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                             Shares/Par        Value
-------------------------------------------------------------------------------------
                                                                        In thousands

Nextel Partners, Sr. Notes, Zero Coupon, 2/1/09              $  100,000   $       61
Nortek, Sr. Sub. Notes, 9.875%, 3/1/04(S)                        75,000           76
Northern Trust, MTN, 6.65%, 11/9/04                           1,000,000        1,031
NTL, Sr. Notes, 11.875%, 10/1/10(S)                             100,000           81
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08                    100,000          105
Orange, Sr. Notes, 9.00%, 6/1/09                                200,000          205
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10 +       100,000          112
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                   50,000           53
Packaged Ice, Sr. Sub. Notes, 9.75%, 2/1/05                      50,000           44
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09      200,000          215
PG&E National Energy Group, Sr. Notes, (144a)
   10.375%, 5/16/11 +                                           170,000          169
Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                          190,000          191
PHH, MTN, 8.125%, 2/3/03                                        125,000          127
Playtex Products, Sr. Sub. Notes, (144a), 9.375%, 6/1/11 +      100,000          102
Premier Parks, Sr. Notes, Zero Coupon, 4/1/08                   100,000           83
Premier Parks, Sr. Notes, 9.75%, 6/15/07                         50,000           52
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07(S)           50,000           53
Principal Mutual, (144a), 8.00%, 3/1/44                         225,000          208
Province of Manitoba, Sr. Notes, 7.50%, 2/22/10                 100,000          109
PSEG Power, Sr. Notes, 6.875%, 4/15/06 +                        115,000          115
Quest Diagnostics, 10.75%, 12/15/06                              50,000           54
Qwest Capital Funding, Sr. Notes, 7.90%, 8/15/10                500,000          521
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                         250,000          252
Radio One, Sr. Sub. Note, (144a), 8.875%, 7/1/11 +              100,000          102
Riverwood International, Sr. Notes, 10.25%, 4/1/06              200,000          202
Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05                  50,000           54
Rogers Wireless, Sr. Notes, (144a), 9.625%, 5/1/11 +            100,000          103
SBC Communications, Sr. Notes, 6.25%, 3/15/11                   215,000          210
Schuff Steel, Sr. Notes, 10.50%, 6/1/08                          50,000           47
Scotland International Finance, Sr. Sub. Notes, (144a)
   6.50%, 2/15/11 +                                             100,000           96
Sealy Mattress, Sr. Sub. Notes, (144a), 9.875%, 12/15/07 +       50,000           50
Sears Roebuck Acceptance Corporation, Sr. Notes
   7.00%, 2/1/11                                                200,000          197
Sempra Energy, 6.95%, 12/1/05                                   150,000          149
Simon Debartolo Group, 6.875%, 11/15/06                         115,000          113
Simon Property Group, (144a) 7.375%, 1/20/06 +                  200,000          201


30
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                              Shares/Par      Value
-------------------------------------------------------------------------------------
                                                                       In thousands

Sinclair Broadcast Group, Sr. Sub Notes, 8.75%, 12/15/07        $100,000   $     94
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                             50,000         43
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06               100,000        102
Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07             200,000        204
Sprint, Sr. Notes, 6.125%, 11/15/08                              250,000        231
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06                 25,000         26
TeleWest Communications, Sr. Notes, 11.00%, 10/1/07              100,000         96
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                      150,000        155
Terex, Sr. Sub. Notes, (144a), 10.375%, 4/1/11 +                  50,000         52
Textron, Sr. Notes, 6.375%, 7/15/04                              400,000        404
Time Warner Telecom, Sr. Notes, 10.125%, 2/1/11                   75,000         73
TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09          75,000         78
Triad Hospitals
     Sr. Notes, (144a), 8.75%, 5/1/09 +                           50,000         52
     Sr. Sub. Notes, 11.00%, 5/15/09                              75,000         82
Triton PCS Holdings, Sr. Sub. Notes, Zero Coupon, 5/1/08         275,000        227
Tyco International, Sr. Notes, 6.75%, 2/15/11                    500,000        496
Union Pacific, Sr. Notes, 6.65%, 1/15/11                         200,000        197
Universal Compression, Sr. Disc. Notes
     Zero Coupon, 2/15/08                                        350,000        315
Venture Holdings, Sr. Notes, 11.00%, 6/1/07                       50,000         40
Verizon Global Funding, Sr. Notes, (144a), 7.75%, 12/1/30 +      250,000        259
Viacom, Sr. Notes, 7.875%, 7/30/30                               165,000        175
Voicestream Wireless
     Sr. Notes, Zero Coupon, 11/15/09                             25,000         20
     10.375%, 11/15/09                                           175,000        200
Waste Management, Sr. Notes, 7.70%, 10/1/02                      250,000        256
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07                  50,000         52
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05               100,000         99
Worldcom, Sr. Notes, 8.25%, 5/15/31                              325,000        326
Young Broadcasting, Sr. Sub. Notes
     (144a), 10.00%, 3/1/11 +                                    100,000        100
                                                                           --------
Total Corporate Bonds (Cost $24,790)                                         24,692
                                                                           --------

ASSET-BACKED SECURITIES 1.2%

Capital One Master Trust, 7.90%, 10/15/10                        250,000        250
Case Equipment Loan Trust, 5.86%, 2/15/05                        179,276        180
CIT Equipment Collateral Trust, 6.93%, 7/20/11                   400,000        414


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

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--------------------------------------------------------------------------------


                                                                     Shares/Par        Value
--------------------------------------------------------------------------------------------
                                                                                In thousands

CIT RV Trust, 6.09%, 2/15/12                                         $  650,000   $      660
Citibank Credit Card Issuance Trust
     6.90%, 10/17/07                                                    400,000          417
     7.45%, 9/15/07                                                     200,000          207
DaimlerChrysler Auto Trust, 6.66%, 1/8/05                               500,000          514
MBNA Credit Card Trust, 5.75%, 10/15/08                                 425,000          424
Nissan Auto Recreation, 5.75%, 6/15/06                                  375,000          379
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07                     400,000          414
                                                                                  ----------
Total Asset-Backed Securities (Cost $3,791)                                            3,859
                                                                                  ----------

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES 0.8%

COMM 2000, 7.416%, 4/15/10                                              250,000          261
COMM 2000, 7.494%, 4/15/10                                              200,000          210
JP Morgan Chase, 6.26%, 3/15/33                                         525,000          512
JP Morgan Commercial Mortgage Finance, 7.409%, 8/15/32                  250,000          262
LB Commercial Conduit Mortgage Trust, 6.78%, 4/15/09                    425,000          434
Mellon Residential Funding, 5.945%, 2/25/11                             425,000          425
Salomon Brothers Mortgage Securities VII, 7.455%, 4/18/10               200,000          205
                                                                                  ----------
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,269)                     2,309
                                                                                  ----------

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.4%

Federal Home Loan Mortgage
     6.00%, 2/15/11                                                   5,749,363        5,728
     6.502%, 11/25/30                                                   300,000          303
Federal National Mortgage Assn
     6.00%, 10/1/13                                                     242,046          239
     6.06%, 9/25/11                                                     420,000          423
     6.50%, 3/20/23 - 4/1/29                                            647,750          647
Government National Mortgage Assn
   I
     6.00%, 5/15/26                                                     234,941          229
     6.50%, 3/15/26 - 6/15/29                                         1,376,299        1,367
     7.00%, 4/15/26 - 11/15/27                                          499,092          507
     7.50%, 10/15/22 - 1/15/26                                          164,653          170
     8.00%, 1/15/22 - 10/15/24                                          151,063          159


32
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                                 Shares/Par       Value
-----------------------------------------------------------------------------------------
                                                                           In thousands

   II
        6.50%, 10/20/26                                        $    400,000   $     400
        8.00%, 10/20/25                                              13,017          14
        TBA 6.00%, 5/20/31                                          238,000         230
                                                                              ---------
Total U.S. Government Mortgage-Backed Securities (Cost $10,142)                  10,416
                                                                              ---------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 4.6%

Federal National Mortgage Assn
        5.50%, 2/15/06(S)                                         1,085,000       1,086
        7.125%, 1/15/30                                             325,000         348
Tennessee Valley Authority
        5.88%, 4/1/36                                             2,095,000       2,103
        6.235%, 7/15/45                                             500,000         500
U.S. Treasury Bonds
        6.75%, 8/15/26(S)                                         1,380,000       1,524
        7.50%, 11/15/16(S)                                        1,925,000       2,243
U.S. Treasury Inflation-Indexed Notes
        3.375%, 1/15/07(S)                                        1,267,726       1,294
U.S. Treasury Notes
        4.25%, 11/15/03(S)                                          320,000         319
        5.75%, 11/15/05                                              45,000          46
        5.875%, 11/15/04(S)                                       3,365,000       3,484
        6.25%, 2/15/07(S)                                           205,000         216
        6.75%, 5/15/05                                              645,000         688
                                                                              ---------
Total U.S. Government Obligations/Agencies (Cost $13,821)                        13,851
                                                                              ---------


SHORT-TERM INVESTMENTS 1.6%

Money Market Funds 1.6%
T. Rowe Price Reserve Investment Fund, 4.61% #                    4,890,857       4,891
                                                                              ---------
Total Short-Term Investments (Cost $4,891)                                        4,891
                                                                              ---------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

                                                                                            Value
---------------------------------------------------------------------------------------------------
                                                                                     In thousands
Total Investments in Securities
100.0% of Net Assets (Cost $275,349)                                                    $ 302,923

Futures Contracts
In thousands
                                                            Contract    Unrealized
                                                Expiration  Value       Gain (Loss)
                                                ----------  ----------  -----------

Long, 7 five year U.S. Treasury Bond contracts
$22,960 par of 5.875% U.S. Treasury Notes
pledged as initial margin                       9/01        $      697  $       (3)
Net payments (receipts) of variation
margin to date                                                                  10
                                                                        ----------
Variation margin receivable
(payable) on open futures contracts                                                             7

Other Assets Less Liabilities                                                                 (82)
                                                                                        ---------

NET ASSETS                                                                              $ 302,848
                                                                                        ---------

   # Seven-day yield
   + Private Placement
   * Non-income producing
 (S) All or a portion of this security is on loan at May 31, 2001-See Note 2. ADR American Depository Receipt
 GDR Global Depository Receipt
 MTN Medium term note
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.2% of net assets.
 ATS Austrian schilling
 AUD Australian dollar
 CHF Swiss franc
 DKK Danish krone
 EUR Euro
 GBP British sterling
 HKD Hong Kong dollar
 JPY Japanese yen
 MXN Mexican peso
 MYR Malaysian ringgit
 NOK Norwegian krone
 NZD New Zealand dollar
 SEK Swedish krona
 SGD Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2001

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $275,349)                 $   302,923
Securities lending collateral                                            24,377
Other assets                                                              5,948
                                                                    -----------
Total assets                                                            333,248
                                                                    -----------

Liabilities
Obligation to return securities lending collateral                       24,377
Other liabilities                                                         6,023
                                                                    -----------
Total liabilities                                                        30,400
                                                                    -----------

NET ASSETS                                                          $   302,848
                                                                    -----------
Net Assets Consist of:
Accumulated net investment income - net of                          $     2,082
distributions
Accumulated net realized gain/loss - net of distributions                (1,944)

Net unrealized gain (loss)                                               27,571
                                                                    -----------
Paid-in-capital applicable to 16,255,503 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         275,139
                                                                    -----------

NET ASSETS                                                          $   302,848
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     18.63
                                                                    -----------

The accompanying notes are an integral part of these financial statements.


35
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                        5/31/01
Investment Income (Loss)
Income
   Interest                                                         $     4,431
   Dividend                                                               3,979
   Securities lending                                                        76
   Other                                                                      8
                                                                    -----------
   Total income                                                           8,494
                                                                    -----------
Expenses
   Investment management                                                  1,696
   Shareholder servicing                                                  1,121
   Custody and accounting                                                   190
   Prospectus and shareholder reports                                        62
   Registration                                                              34
   Legal and audit                                                           14
   Directors                                                                  6
   Miscellaneous                                                              5
                                                                    -----------
   Total expenses                                                         3,128
   Expenses paid indirectly                                                  (2)
                                                                    -----------
   Net expenses                                                           3,126
                                                                    -----------
Net investment income (loss)                                              5,368
                                                                    -----------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                             4,482
   Futures                                                                  (27)
   Foreign currency transactions                                            (59)
                                                                    -----------
   Net realized gain (loss)                                               4,396
                                                                    -----------
Change in net unrealized gain or loss
   Securities                                                            (2,513)
   Futures                                                                   (3)
   Other assets and liabilities
   denominated in foreign currencies                                          8
                                                                    -----------
   Change in net unrealized gain or loss                                 (2,508)
                                                                    -----------
Net realized and unrealized gain (loss)                                   1,888
                                                                    -----------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $     7,256
                                                                    -----------

The accompanying notes are an integral part of these financial statements.


36
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            Year
                                                           Ended
                                                         5/31/01        5/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $     5,368    $     4,696
  Net realized gain (loss)                                 4,396         13,783
  Change in net unrealized gain or loss                   (2,508)        (1,128)
                                                     --------------------------
  Increase (decrease) in net assets from operations        7,256         17,351
                                                     --------------------------

Distributions to shareholders
  Net investment income                                   (5,105)        (4,136)
  Net realized gain                                      (15,755)        (6,721)
                                                     --------------------------
  Decrease in net assets from distributions              (20,860)       (10,857)
                                                     --------------------------
Capital share transactions *
  Shares sold                                            108,310        133,209
  Distributions reinvested                                20,771         10,837
  Shares redeemed                                        (83,292)       (93,508)
                                                     --------------------------
  Increase (decrease) in net assets from capital
  share transactions                                      45,789         50,538

Net Assets
Increase (decrease) during period                         32,185         57,032
Beginning of period                                      270,663        213,631
                                                     --------------------------
End of period                                        $   302,848    $   270,663
                                                     --------------------------

* Share information
  Shares sold                                              5,643          6,893
  Distributions reinvested                                 1,108            577
  Shares redeemed                                         (4,326)        (4,868)
                                                     --------------------------
  Increase (decrease) in shares outstanding                2,425          2,602

The accompanying notes are an integral part of these financial statements.


37
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--------------------------------------------------------------------------------
                                                                    May 31, 2001

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income, by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its MBS, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of future contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures

39
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

contracts are included in Other assets and Other liabilities and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

During the year ended May 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specific amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2001, the value of loaned securities was $22,435,000; aggregate collateral consisted of $23,264,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $148,869,000 and $107,953,000, respectively, for the year ended May 31, 2001. Purchases and sales of U.S. government securities aggregated $33,302,000 and $45,001,000, respectively, for the year ended May 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 2001. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

Undistributed net investment income                           $   (422,000)
Undistributed net realized gain                                   (117,000)
Paid-in-capital                                                    539,000

At May 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $275,349,000. Net unrealized gain aggregated $27,574,000 at period-end, of which $47,647,000 related to appreciated investments and $20,073,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $141,000 was payable at May 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2004, the fund is required to reimburse the

41
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $58,000 of management fees were not accrued by the fund for the year ended May 31, 2001. At May 31, 2001, unaccrued fees in the amount of $87,000 remain subject to reimbursement by the fund through May 31, 2002, and $58,000 through May 31, 2004.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,076,000 for the year ended May 31, 2001, of which $89,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2001, totaled $283,000 and are reflected as interest income in the accompanying Statement of Operations.

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Growth Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 19, 2001

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/01

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 .    $ 729,000 from short-term capital gains,

 .    $ 15,143,000 from long-term capital gains, subject to the 20% rate gains category,

For corporate shareholders, $2,131,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money

INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe &
Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITIES

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

Money Funds (cont.)
Summit Municipal
Money Market
Tax-Exempt Money

*    Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations.

The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.

The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.


46
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T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------

ADVISORY SERVICES, RETIREMENT RESOURCES

T. Rowe Price has developed unique advisory services and retirement resources that can help you meet the most difficult personal financial challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials and self-help planning guides are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

ADVISORY SERVICES*
--------------------------------------------------------------------------------

T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Investment Checkup/SM/ offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT INFORMATION
--------------------------------------------------------------------------------

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirement Readiness Guide
Tax Considerations for Investors

Insights Reports
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

* These are services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are fees associated with these services.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds cov-ered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C. Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150
Opening July 2001

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.